TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Narrative) (Details)	Dec. 31, 2020 shares
Disclosure of transactions between related parties [line items]
Percentage of ownerhsip hold	5.00%
Top of range [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownerhsip hold	5.00%
Bottom of range [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownerhsip hold	3.82%
Shareholder [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued in acquisition	49,862,800
Percentage of outstanding shares	27.12%
Cellular Segment [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownerhsip hold	26.00%